Note 10 - Supplementary Information (Details) - Accounts Payable and Accrued Liabilities (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Supplementary Information (Details) - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities	$ 3,680,462	$ 3,795,546
Trade Accounts Payable [Member]
Note 10 - Supplementary Information (Details) - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities	1,217,242	805,790
Research and Development Accruals [Member]
Note 10 - Supplementary Information (Details) - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities	1,404,905	310,492
License Fee Accruals [Member]
Note 10 - Supplementary Information (Details) - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities		1,649,957
Professional Fee Accruals [Member]
Note 10 - Supplementary Information (Details) - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities	247,148	602,113
Deferred Lease Inducements [Member]
Note 10 - Supplementary Information (Details) - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities	16,454	48,078
Other Accrued Liabilities [Member]
Note 10 - Supplementary Information (Details) - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities	$ 794,713	$ 379,116